UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-06128)

Exact name of registrant as specified in charter:	Putnam Multi-Cap Growth Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam Multi-Cap Growth Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (98.9%)(a)
			Shares	Value

Aerospace and defense (4.4%)

B/E Aerospace, Inc.(NON)			188,900	$11,388,781

Honeywell International, Inc.			827,400	62,344,590

Precision Castparts Corp.			96,361	18,271,973

Rockwell Collins, Inc.(S)			261,800	16,524,816

United Technologies Corp.			402,000	37,558,860

				146,089,020
Air freight and logistics (1.0%)

FedEx Corp.(S)			325,700	31,983,740

				31,983,740
Auto components (1.3%)

Johnson Controls, Inc.			933,900	32,751,873

TRW Automotive Holdings Corp.(NON)			225,400	12,397,000

				45,148,873
Beverages (2.6%)

Beam, Inc.			219,804	13,966,346

Coca-Cola Enterprises, Inc.			1,164,800	43,004,416

PepsiCo, Inc.			183,000	14,477,130

SABMiller PLC (United Kingdom)			307,479	16,183,769

				87,631,661
Biotechnology (2.9%)

BioMarin Pharmaceuticals, Inc.(NON)(S)			380,900	23,714,834

Celgene Corp.(NON)			268,100	31,075,471

Cubist Pharmaceuticals, Inc.(NON)(S)			410,811	19,234,171

Elan Corp. PLC ADR (Ireland)(NON)(S)			647,200	7,636,960

Gilead Sciences, Inc.(NON)			285,100	13,949,943

Prothena Corp PLC (Ireland)(NON)			14,441	96,610

				95,707,989
Building products (0.9%)

Fortune Brands Home & Security, Inc.(NON)			573,700	21,473,591

Owens Corning, Inc.(NON)			240,100	9,467,143

				30,940,734
Capital markets (1.7%)

Artisan Partners Asset Management, Inc.(NON)(S)			76,587	3,021,357

Charles Schwab Corp. (The)			1,945,200	34,410,588

Invesco, Ltd.			293,900	8,511,344

Morgan Stanley			544,500	11,968,110

				57,911,399
Chemicals (4.4%)

Agrium, Inc. (Canada)			101,700	9,915,750

Albemarle Corp.			238,500	14,911,020

Celanese Corp. Ser. A			663,999	29,249,156

Dow Chemical Co. (The)(S)			638,600	20,333,024

Eastman Chemical Co.			232,300	16,230,801

GSE Holding, Inc.(NON)			896,457	7,404,735

HB Fuller Co.			357,700	13,978,916

Monsanto Co.			333,900	35,269,857

				147,293,259
Commercial banks (0.5%)

Bancorp, Inc. (The)(NON)			650,000	9,002,500

UMB Financial Corp.			149,500	7,335,965

				16,338,465
Commercial services and supplies (0.5%)

Tyco International, Ltd.			569,390	18,220,480

				18,220,480
Communications equipment (2.9%)

Arris Group, Inc.(NON)			472,600	8,114,542

Polycom, Inc.(NON)			1,614,602	17,889,790

Qualcomm, Inc.			1,082,335	72,462,328

				98,466,660
Computers and peripherals (8.8%)

Apple, Inc.			389,376	172,349,499

EMC Corp.(NON)			2,167,000	51,769,630

NetApp, Inc.(NON)			522,100	17,834,936

SanDisk Corp.(NON)			983,912	54,115,160

				296,069,225
Consumer finance (0.4%)

Capital One Financial Corp.			243,544	13,382,743

				13,382,743
Diversified consumer services (0.1%)

Bright Horizons Family Solutions, Inc.(NON)			55,700	1,882,103

				1,882,103
Diversified financial services (1.9%)

Bank of America Corp.			833,300	10,149,594

Citigroup, Inc.			564,300	24,964,632

CME Group, Inc.			444,800	27,306,272

				62,420,498
Diversified telecommunication services (0.2%)

Iridium Communications, Inc.(NON)(S)			1,032,606	6,216,288

				6,216,288
Electrical equipment (1.6%)

AMETEK, Inc.			421,100	18,258,896

Eaton Corp PLC			578,446	35,429,818

				53,688,714
Energy equipment and services (3.8%)

Cameron International Corp.(NON)			285,300	18,601,560

Dresser-Rand Group, Inc.(NON)			149,600	9,224,336

Halliburton Co.			496,500	20,063,565

McDermott International, Inc.(NON)			776,200	8,530,438

Oil States International, Inc.(NON)			462,192	37,701,001

Schlumberger, Ltd.			445,200	33,341,028

				127,461,928
Food and staples retail (1.1%)

Costco Wholesale Corp.			223,900	23,758,029

Whole Foods Market, Inc.			138,320	11,999,260

				35,757,289
Food products (1.2%)

Hershey Co. (The)(S)			106,200	9,295,686

Hillshire Brands Co.			250,200	8,794,530

Mead Johnson Nutrition Co.			299,271	23,178,539

				41,268,755
Health-care equipment and supplies (4.2%)

Baxter International, Inc.			870,658	63,244,597

Covidien PLC			748,000	50,744,320

Zimmer Holdings, Inc.			353,400	26,582,748

				140,571,665
Health-care providers and services (2.2%)

Aetna, Inc.			683,100	34,920,072

Catamaran Corp.(NON)			118,324	6,274,722

UnitedHealth Group, Inc.			560,900	32,089,089

				73,283,883
Hotels, restaurants, and leisure (2.6%)

Las Vegas Sands Corp.			389,855	21,968,329

McDonald's Corp.			167,300	16,678,137

Starbucks Corp.			435,400	24,800,384

Wyndham Worldwide Corp.			387,669	24,996,897

				88,443,747
Household products (0.9%)

Procter & Gamble Co. (The)			398,500	30,708,410

				30,708,410
Independent power producers and energy traders (0.8%)

Calpine Corp.(NON)			1,321,000	27,212,600

				27,212,600
Insurance (1.0%)

Aon PLC			250,800	15,424,200

Prudential PLC (United Kingdom)			1,222,951	19,789,964

				35,214,164
Internet and catalog retail (3.0%)

Amazon.com, Inc.(NON)			119,500	31,845,555

HomeAway, Inc.(NON)			476,800	15,496,000

HSN, Inc.(S)			110,700	6,073,002

Priceline.com, Inc.(NON)			70,790	48,698,565

				102,113,122
Internet software and services (5.4%)

eBay, Inc.(NON)			630,100	34,164,022

Facebook, Inc. Class A(NON)			788,600	20,172,388

Google, Inc. Class A(NON)			119,872	95,181,963

Millennial Media, Inc.(NON)(S)			303,982	1,930,286

Yahoo!, Inc.(NON)			708,500	16,671,005

Yandex NV Class A (Russia)(NON)			540,800	12,503,296

				180,622,960
IT Services (3.3%)

Cognizant Technology Solutions Corp.(NON)			312,600	23,948,286

Fidelity National Information Services, Inc.			215,900	8,553,958

InterXion Holding NV (Netherlands)(NON)			475,000	11,504,500

Total Systems Services, Inc.			547,000	13,554,660

Visa, Inc. Class A(S)			310,100	52,667,384

				110,228,788
Leisure equipment and products (0.3%)

Polaris Industries, Inc.			101,700	9,406,233

				9,406,233
Life sciences tools and services (1.5%)

Agilent Technologies, Inc.			393,000	16,494,210

Thermo Fisher Scientific, Inc.			456,853	34,944,686

				51,438,896
Machinery (3.0%)

Cummins, Inc.			119,500	13,839,295

Edwards Group, Ltd. ADR (United Kingdom)(NON)			1,042,325	8,390,716

Joy Global, Inc.			215,000	12,796,800

Timken Co.			515,801	29,184,021

TriMas Corp.(NON)			595,506	19,336,080

Wabtec Corp.			167,300	17,083,003

				100,629,915
Marine (0.5%)

Kirby Corp.(NON)(S)			208,400	16,005,120

				16,005,120
Media (3.4%)

CBS Corp. Class B			74,800	3,492,412

Comcast Corp. Class A			782,000	32,851,820

DISH Network Corp. Class A			669,500	25,374,050

Time Warner, Inc.			918,500	52,923,970

				114,642,252
Metals and mining (0.8%)

Barrick Gold Corp. (Canada)			415,000	12,201,000

Carpenter Technology Corp.(S)			310,000	15,279,900

				27,480,900
Multiline retail (1.6%)

Dollar General Corp.(NON)			635,191	32,127,961

Nordstrom, Inc.			374,371	20,676,510

				52,804,471
Oil, gas, and consumable fuels (3.5%)

Anadarko Petroleum Corp.			380,564	33,280,322

Cabot Oil & Gas Corp.			186,600	12,616,026

Gulfport Energy Corp.(NON)			551,700	25,284,411

Noble Energy, Inc.			326,761	37,793,177

Suncor Energy, Inc. (Canada)			238,100	7,134,679

				116,108,615
Pharmaceuticals (4.2%)

AbbVie, Inc.			664,000	27,077,920

Actavis, Inc.(NON)			322,800	29,733,108

Auxilium Pharmaceuticals, Inc.(NON)			519,500	8,976,960

Eli Lilly & Co.			577,700	32,807,583

Jazz Pharmaceuticals PLC(NON)			262,567	14,680,121

Medicines Co. (The)(NON)			357,400	11,944,308

Shire PLC ADR (United Kingdom)			99,500	9,090,320

Zoetis Inc.(NON)			191,760	6,404,784

				140,715,104
Professional services (0.7%)

Verisk Analytics, Inc. Class A(NON)			361,400	22,273,082

				22,273,082
Real estate investment trusts (REITs) (1.2%)

American Campus Communities, Inc.(R)			262,129	11,884,929

American Tower Corp. Class A(R)			214,102	16,468,726

Equity Lifestyle Properties, Inc.(R)(S)			143,200	10,997,760

				39,351,415
Real estate management and development (0.3%)

CBRE Group, Inc. Class A(NON)			442,200	11,165,550

				11,165,550
Semiconductors and semiconductor equipment (3.1%)

Avago Technologies, Ltd.			868,400	31,192,928

Lam Research Corp.(NON)(S)			732,600	30,373,596

Micron Technology, Inc.(NON)			525,800	5,247,484

Texas Instruments, Inc.			271,800	9,643,464

Xilinx, Inc.			691,300	26,386,921

				102,844,393
Software (3.3%)

Informatica Corp.(NON)			266,900	9,200,043

Oracle Corp.			529,100	17,111,094

Red Hat, Inc.(NON)			200,700	10,110,664

Salesforce.com, Inc.(NON)(S)			156,496	27,986,180

SAP AG ADR (Germany)(S)			249,600	20,102,784

SS&C Technologies Holdings, Inc.(NON)			641,420	19,229,772

Synopsys, Inc.(NON)			222,100	7,968,948

				111,709,485
Specialty retail (2.8%)

Bed Bath & Beyond, Inc.(NON)(S)			364,487	23,480,253

Dick's Sporting Goods, Inc.			255,600	12,089,880

Foot Locker, Inc.			205,300	7,029,472

Lowe's Cos., Inc.			640,600	24,291,552

Tile Shop Holdings, Inc.(NON)(S)			209,178	4,394,830

TJX Cos., Inc. (The)			490,744	22,942,282

				94,228,269
Textiles, apparel, and luxury goods (1.0%)

Coach, Inc.			403,900	20,190,961

Michael Kors Holdings, Ltd. (Hong Kong)(NON)			210,500	11,954,295

				32,145,256
Tobacco (1.9%)

Japan Tobacco, Inc. (Japan)			320,800	10,223,615

Philip Morris International, Inc.			584,300	54,170,453

				64,394,068
Trading companies and distributors (0.2%)

Rexel SA (France)			235,548	5,140,484

				5,140,484

Total common stocks (cost $2,719,058,569)				$3,314,762,670

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	1,682,858	$851,526

Total warrants (cost $1,699,687)				$851,526

CONVERTIBLE PREFERRED STOCKS (—%)(a)
			Shares	Value

UNEXT.com, LLC zero % cv. pfd. (acquired 4/14/00, cost $10,451,238) (Private)(F)(RES)(NON)			125,000	$—

Total convertible preferred stocks (cost $10,451,238)				$—

SHORT-TERM INVESTMENTS (6.9%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.18%, April 4, 2013			$448,000	$447,993

U.S. Treasury Bills with an effective yield of 0.13%, January 9, 2014			342,000	341,649

Putnam Cash Collateral Pool, LLC 0.19%(d)			199,446,123	199,446,123

Putnam Short Term Investment Fund 0.08%(AFF)			31,769,491	31,769,491

Total short-term investments (cost $232,005,256)				$232,005,256

TOTAL INVESTMENTS

Total investments (cost $2,963,214,750)(b)				$3,547,619,452

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2012 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $3,351,968,530.
(b)	The aggregate identified cost on a tax basis is $2,962,802,290, resulting in gross unrealized appreciation and depreciation of $643,001,317 and $58,184,155, respectively, or net unrealized appreciation of $584,817,162.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $0.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliates	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$37,166,064	$389,975,932	$427,141,996	$32,450	$—
	Putnam Short Term Investment Fund *	—	101,475,429	69,705,938	2,099	31,769,491
	Totals	$37,166,064	$491,451,361	$496,847,934	$34,549	$31,769,491
*	Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $196,183,826.
The fund received cash collateral of $199,446,123, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$540,814,326	$—	$—
Consumer staples	249,536,568	10,223,615	—
Energy	243,570,543	—	—
Financials	235,784,234	—	—
Health care	501,717,537	—	—
Industrials	424,971,289	—	—
Information technology	899,941,511	—	—
Materials	174,774,159	—	—
Telecommunication services	6,216,288	—	—
Utilities	27,212,600	—	—
Total common stocks	3,304,539,055	10,223,615	—
Convertible preferred stocks	—	—	—
Warrants	851,526	—	—
Short-term investments	31,769,491	200,235,765	—

Totals by level	$3,337,160,072	$210,459,380	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$851,526	$—

Total	$851,526	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Multi-Cap Growth Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013